Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposits	$ 724,545	$ 723,376	[1]
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	123,599
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	223,901
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	377,045
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	685,775	687,737
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	38,770	35,639
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	243,322	239,035
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,612
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	124,922
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	104,788
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	408,211	412,561
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	97,213
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	98,812
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	212,186
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	23,098	22,296
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	12,774
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	167
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,157
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	49,914	49,484
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	49,914
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	81,205	84,165
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	497,374	488,490
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,382	12,816
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	91,970	95,109
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,595	5,821
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 36,019	$ 36,975

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.